Consolidated Condensed Statements Of Income (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended
	Dec. 28, 2013	Dec. 29, 2012
Sales	$ 8,761	$ 8,366
Cost of Sales	8,076	7,827
Gross Profit	685	539
Operating Expenses:
Selling, general and administrative	273	235
Operating Income (Loss)	412	304
Other (Income) Expense:
Interest income	(2)	(1)
Interest expense	28	37
Other, net	3	0
Total Other (Income) Expense	29	36
Income from Continuing Operations before Income Taxes	383	268
Income Tax Expense	131	96
Income from Continuing Operations	252	172
Loss from Discontinued Operation, Net of Tax	0	(4)
Net Income	252	168
Less: Net Income (Loss) Attributable to Noncontrolling Interest	(2)	(5)
Net Income Attributable to Tyson	254	173
Amounts attributable to Tyson:
Net income from continuing operations attributable to Tyson	254	177
Net Loss from Discontinued Operation	$ 0	$ (4)
Weighted Average Shares Outstanding:
Diluted, Shares	354	362
Net Income Per Share from Continuing Operations Attributable to Tyson:
Diluted (USD per share)	$ 0.72	$ 0.49
Net Loss Per Share from Discontinued Operation Attributable to Tyson:
Diluted (USD per share)	$ 0.00	$ (0.01)
Net Income Per Share Attributable to Tyson:
Diluted (USD per share)	$ 0.72	$ 0.48
Class A [Member]
Weighted Average Shares Outstanding:
Basic, Shares	271	285
Net Income Per Share from Continuing Operations Attributable to Tyson:
Basic (USD per share)	$ 0.76	$ 0.51
Net Loss Per Share from Discontinued Operation Attributable to Tyson:
Basic (USD per share)	$ 0.00	$ (0.01)
Net Income Per Share Attributable to Tyson:
Basic (USD per share)	$ 0.76	$ 0.50
Dividends Declared Per Share:
Dividends Declared (USD per share)	$ 0.100	$ 0.160
Class B [Member]
Weighted Average Shares Outstanding:
Basic, Shares	70	70
Net Income Per Share from Continuing Operations Attributable to Tyson:
Basic (USD per share)	$ 0.68	$ 0.46
Net Loss Per Share from Discontinued Operation Attributable to Tyson:
Basic (USD per share)	$ 0.00	$ (0.01)
Net Income Per Share Attributable to Tyson:
Basic (USD per share)	$ 0.68	$ 0.45
Dividends Declared Per Share:
Dividends Declared (USD per share)	$ 0.090	$ 0.144